Other operating income and expenses - Schedule of Other Operating Expenses (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Other Operating Income Expenses [Line Items]
Net gains / (losses) on disposals of operating assets or businesses	€ 241	€ 344
Other	800	533
Total other operating income	800	533
Miscellaneous other operating expense	(3,436)	(2,476)
Total other operating expenses	(3,436)	(2,476)
Amvuttra
Disclosure Of Other Operating Income Expenses [Line Items]
Amvuttra licensing income	398	120
Regeneron | Share of profit or loss from commercialization of monoclonal antibodies
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	(3,486)	(2,475)
Regeneron | Additional profit share for development cost
Disclosure Of Other Operating Income Expenses [Line Items]
Other	594	494
Regeneron | Commercialization related expenses
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	(336)	(346)
Other related parties
Disclosure Of Other Operating Income Expenses [Line Items]
Other	161	69
Miscellaneous other operating expense	€ (208)	€ (149)